Average Annual Total Returns - Nomura Ultrashort Fund - Nomura Ultrashort Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Performance Inception Date	Jan. 05, 2016
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
ICE BofA US 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	3.22%	2.32%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		4.46%	3.11%	2.36%
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.62%	1.77%	1.37%
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.62%	1.80%	1.38%